Income Taxes (Details) - Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate [Abstract]
Net income (loss) before provision for income taxes	$ (3,796,645)	$ 450,361	$ 1,041,063
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (949,161)	$ 112,590	$ 260,266
Expenses not deductible for tax purpose	$ 6,856	$ 3,492	$ 2,194
Effect of income tax rate differences in jurisdictions other than the PRC	123889.00%
Effect on valuation allowance	$ 399,011	$ (19)	$ 11,467
Income tax expense (benefit)	$ (419,405)	$ 116,063	$ 273,927
Effective tax rates	11.00%	26.00%	26.00%